FIST2 P-1
                         SUPPLEMENT DATED MARCH 15, 2007
                      TO THE PROSPECTUS DATED MARCH 1, 2007
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
     (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND, FRANKLIN FLOATING
        RATE DAILY ACCESS FUND, FRANKLIN LOW DURATION TOTAL RETURN FUND,
                           FRANKLIN TOTAL RETURN FUND)

The prospectus is amended as follows:

I. For the Franklin Adjustable U.S. Government Securities Fund, the portfolio manager line-up in the "Management" section on page 11 is replaced with the following:

 PAUL VARUNOK, VICE PRESIDENT OF ADVISERS
 Mr. Varunok has been a manager of the Fund since 2003. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 2001.

 T. ANTHONY COFFEY CFA, VICE PRESIDENT OF ADVISERS
 Mr. Coffey has been a manager of the Fund since 1991, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1989.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

















FIST2 SA-1


                         SUPPLEMENT DATED MARCH 15, 2007
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2007
                                       OF
                       FRANKLIN INVESTORS SECURITIES TRUST
  (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND, FRANKLIN FLOATING RATE
   DAILY ACCESS FUND, FRANKLIN LOW DURATION TOTAL RETURN FUND, FRANKLIN TOTAL
                                  RETURN FUND)

The statement of additional information is amended as follows:

I. Under the section, "Management and Other Services - Portfolio managers" on page 47, the table is revised to add the following as of October 31, 2006:

                                                   ASSETS
                          ASSETS                   OF OTHER
               NUMBER     OF OTHER      NUMBER     POOLED             ASSETS
               OF OTHER   REGISTERED    OF OTHER   INVESTMENT         OF OTHER
               REGISTERED INVESTMENT    POOLED     VEHICLES  NUMBER   ACCOUNTS
               INVESTMENT COMPANIES     INVESTMENT MANAGED   OF OTHER MANAGED
               COMPANIES  MANAGED       VEHICLES   (X $1     ACCOUNTS (X $1
NAME           MANAGED   (X $1 MILLION) MANAGED    MILLION   MANAGED  MILLION
--------------------------------------------------------------------------------
T. Anthony Coffey  11      14,161.4       12         979.0      0       N/A


II. Under the section, "Management and Other Services - Portfolio managers - Ownership of Fund shares" on page 49, the table is revised to add the following as of October 31, 2006:

                                                            DOLLAR RANGE OF
                                                            FUND SHARES
PORTFOLIO MANAGER                                           BENEFICIALLY OWNED
--------------------------------------------------------------------------------
 T. Anthony Coffey.............................................     None

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE